Segment information - Revenues by Geographic Areas (FY) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenues [Abstract]
Total revenues	$ 3,675	$ 3,446	$ 8,976	$ 8,855	$ 11,704	$ 11,677	$ 10,726
Reportable Geographical Components [Member] | United States [Member]
Revenues [Abstract]
Total revenues					9,026	8,986	8,218
Reportable Geographical Components [Member] | Canada [Member]
Revenues [Abstract]
Total revenues					$ 2,678	$ 2,691	$ 2,508